Schedule of Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of option, outstanding begining	4,461,511	4,429,680	3,810,000
Weighted average exercise price, outstanding beginning	$ 2.00		$ 2.00
Weighted average remaining contractual life in years, outstanding beginning		6 years 2 months 23 days	7 years 10 months 13 days
Number of option, exercisable	4,121,633	3,807,127	3,280,000
Weighted average exercise price, exercisable beginning	$ 2.00		$ 2.00
Weighted average remaining contractual life in years, exercisable beginning		6 years 9 months 29 days	7 years 10 months 13 days
Aggregate intrinsic value, exercisable beginning			$ 721,600
Number of Option, granted		208,248	683,430
Weighted average exercise price, granted		$ 1.82	$ 2.12
Number of option, forfeited		(176,417)	(63,750)
Weighted average exercise price, forfeited		$ 2.30	$ 2.00
Number of option, vested		4,121,633	3,807,127
Weighted average exercise price, vested
Weighted Average Exercise Price, Outstanding Beginning		2.00
Weighted Average Exercise Price Exercisable Beginning		2.00
Aggregate Intrinsic Value Exercisable, Beginning
Number of option, outstanding ending		4,461,511	4,429,680
Weighted average exercise price, outstanding ending		$ 2.00
Weighted average remaining contractual life in years, outstanding		5 years 3 months
Number of option, exercisable ending		4,121,633	3,807,127
Weighted average exercise price, outstanding ending		$ 2.00
Weighted average remaining contractual life in years, exercisable		5 years 3 months 10 days
Aggregate intrinsic value exercisable, ending
Revision of Prior Period, Adjustment [Member]
Number of option, outstanding begining	223,076
Weighted average exercise price, outstanding beginning	$ 40.05
Number of option, exercisable	206,082
Weighted average exercise price, exercisable beginning	$ 40.05
Aggregate intrinsic value, exercisable beginning
Number of Option, granted	43,200
Weighted average exercise price, granted
Number of option, forfeited
Weighted average exercise price, forfeited
Number of option, vested	215,969
Number of option, outstanding ending	266,276	223,076
Weighted average exercise price, outstanding ending	$ 38.74	$ 40.05
Weighted average remaining contractual life in years, outstanding	4 years 6 months 7 days	5 years 3 months
Number of option, exercisable ending	215,969	206,082
Weighted average exercise price, outstanding ending	$ 38.74	$ 40.05
Weighted average remaining contractual life in years, exercisable	4 years 6 months 7 days	5 years 3 months 10 days
Aggregate intrinsic value exercisable, ending